Acquisition of Properties	9 Months Ended
Sep. 30, 2014
Acquisition of Properties
Acquisition of Properties

3.Acquisition of Properties

No property acquisitions that would qualify as a business combination occurred during the nine months ended September 30, 2014.

On December 18, 2013, JEH closed on the purchase of certain oil and natural gas properties located in Texas and western Oklahoma from Sabine Mid-Continent, LLC, for an initial purchase price of $193.5 million (referred to herein as the “Sabine acquisition” or “Sabine”), subject to customary closing adjustments. The acquired assets include both producing properties and undeveloped acreage. The purchase was financed with borrowings under the senior secured credit facility.

During the quarter ended June 30, 2014, the Company made a final determination with the sellers as to the purchase price resulting in a final purchase price of $179.2 million. The amount of the total purchase price allocated to undeveloped oil and gas properties was reduced by these adjustments. The adjustments were retroactively applied to our December 31, 2013 Consolidated Balance Sheet as a reduction to oil and gas properties and an increase in receivables. The adjusted purchase price is allocated as follows:

Adjusted
(in thousands of dollars)	Purchase Price

Oil and gas properties
Unproved	$32,964
Proved	147,024
Asset retirement obligations	(824)
Total purchase price	$179,164

This acquisition qualified as a business combination under ASC 805. The valuation to determine the fair value was principally based on the discounted cash flows of the producing and undeveloped properties, including projected drilling and equipment costs, recoverable reserves, production streams, future prices and operating costs, and risk-adjusted discount rates reflective of the current market. The determination of fair value is dependent on factors as of the acquisition date and the final adjustments to the purchase price.

The unaudited pro forma results presented below have been prepared to give the effect of the acquisition on our results of operations for the three and nine months ended September 30, 2013. The unaudited pro forma results do not purport to represent what our actual results of operations would have been if the acquisition had been completed on January 1, 2013 or to project our results of operations for any future date or period.

	Three Months Ended September 30, 2013		Nine Months Ended September 30, 2013
(in thousands of dollars)	Actual	Pro Forma	Actual	Pro Forma

Total operating revenue	$68,851	$81,408	$188,857	$228,780
Total operating expenses	56,756	65,428	138,466	166,262
Operating income	12,095	15,980	50,391	62,518
Net income (loss)	(15,492)	(11,607)	31,471	43,598
Earnings per share	$(0.07)	$(0.02)	$(0.07)	$(0.02)